U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

REGISTRATION NO. 2-57209

POST-EFFECTIVE AMENDMENT NO. 64

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

REGISTRATION NO. 811-2679

POST-EFFECTIVE AMENDMENT NO. 60

DAVIS SERIES, INC.

2949 East Elvira Road, Suite 101

Tucson, Arizona 85756

(1-520-434-3771)

Agents For Service:

Thomas D. Tays, Esq.

Davis Selected Advisers, L.P.

2949 East Elvira Road, Suite 101

Tucson, Arizona 85756

(520) 434-3771

-or-

Arthur Don

Greenberg Traurig LLP

77 West Wacker Drive

Suite 3100

Chicago, IL 60601

(312) 456-8438

It is proposed that this filing will become effective:

☒	Immediately upon filing pursuant to paragraph (b)
☐	On pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)
☐	On , pursuant to paragraph (a) of Rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐	On , pursuant to paragraph (a)(2) of Rule 485

Title of Securities being Registered:	Common Stock of:

1. Davis Opportunity Fund 2. Davis Financial Fund 3. Davis Real Estate Fund 4. Davis Appreciation & Income Fund 5. Davis Government Bond Fund 6. Davis Government Money Market Fund

EXPLANATORY NOTE

This Post-Effective Amendment No. 64 to the Registration Statement contains:

XBRL filings for

Davis Series

Signature Pages

Exhibits:

DAVIS SERIES, INC.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and/or the Investment Company Act of 1940, the Registrant has caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Tucson and State of Arizona on the 5th day of May 2013.

The Registrant hereby certifies that this Post Effective Amendment meets all the requirements for effectiveness under paragraph (b) of Rule 485 of the Securities Act of 1933.

DAVIS SERIES, INC.

*By:	/s/ Thomas Tays
Thomas Tays Attorney-in-Fact

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated.

Signature	Title	Date

Kenneth Eich* Kenneth Eich	Principal Executive Officer	May 5, 2013

Douglas Haines* Douglas Haines	Principal Financial Officer; and Principal Accounting Officer	May 5, 2013

*By:	/s/ Thomas Tays
Thomas Tays Attorney-in-Fact

*	Thomas Tays signs this document on behalf of the Registrant and each of the foregoing officers pursuant to the powers of attorney filed as Exhibit 23(q)(1) of Registrant’s registration statement 2-57209.

/s/ Thomas Tays
Thomas Tays Attorney-in-Fact

DAVIS SERIES, INC.

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed on May 5, 2013 by the following persons in the capacities indicated.

Signature	Title

Marc P. Blum* Marc P. Blum	Director

Andrew A. Davis* Andrew A. Davis	Director

Christopher C. Davis* Christopher C. Davis	Director

John Gates* John Gates	Director

Thomas S. Gayner* Thomas S. Gayner	Director

Samuel H. Iapalucci* Samuel H. Iapalucci	Director

Robert P. Morgenthau* Robert P. Morgenthau	Director

Marsha Williams* Marsha Williams	Director

*	Thomas Tays signs this document on behalf of each of the foregoing persons pursuant to the power of attorney filed as Exhibit 23(q)(1) of Registrant’s registration statement 2-57209

/s/ Thomas Tays
Thomas Tays Attorney-in-Fact

EXHIBIT LIST

XBRL Files for Davis Series, Inc.:

Davis Opportunity Fund

Davis Financial Fund

Davis Real Estate Fund

Davis Appreciation & Income Fund

Davis Government Bond Fund

Davis Government Money Market Fund